Long-Term Debt - Long-Term Debt Denominated by Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term debt	$ 1,910	$ 1,701
U.S. dollar [Member]
Debt Instrument [Line Items]
Long-term debt	1,572	1,634
Euro [Member]
Debt Instrument [Line Items]
Long-term debt	$ 338	$ 67